[cover]


                           SELECT FIXED INCOME FUNDS


                                     [logo]
                          CHASE VISTA SELECT FUNDS(SM)

                                   SEMI-ANNUAL
                                     REPORT
                   ------------------------------------------
                  Chase Vista(SM). Setting the Global Standard.




                          CHASE VISTA SELECT BOND FUND

                               CHASE VISTA SELECT
                             INTERMEDIATE BOND FUND

                               CHASE VISTA SELECT
                              SHORT-TERM BOND FUND




                                 April 30, 1998
                                   (unaudited)

                                   HIGHLIGHTS

(bullet) The Asian economic crisis weighed heavily on the market early in the period but was less of a factor during the first four months of 1998.

(bullet) Inflation remained under control, and, during much of the period, interest rates remained in a relatively narrow trading range.



                                    CONTENTS

Chairman's Letter                                         3

Chase Vista Select Bond Fund
  Fund Commentary (bullet) Portfolio of Investments       4

Chase Vista Select Intermediate Bond Fund
  Fund Commentary (bullet) Portfolio of Investments      14

Chase Vista Select Short-Term Bond Fund
  Fund Commentary (bullet) Portfolio of Investments      23

Financial Statements                                     31

Notes to Financial Statements                            34

Financial Highlights                                     39



INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                          Chase Vista Select Funds(SM)
                               CHAIRMAN'S LETTER

                                                                  June 10, 1998
Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Vista Select Fixed Income Funds for the period ended April 30, 1998:

  [bullet] Chase Vista Select Bond Fund
  [bullet] Chase Vista Select Intermediate Bond Fund
  [bullet] Chase Vista Select Short-Term Bond Fund

Bonds Posted Modest Gains as Interest Rates Stabilized
Bonds registered modest investment results in an environment that saw the U.S. economy strengthen but inflation continue to remain under control.

The period began with investors worrying about the impact of the Asian financial crisis on global economic growth. But when the shock of the Asian crisis subsided toward the end of 1997, investors re-focused their attention on the pace of U.S. economic activity.

In December, bonds performed well due to weaker-than-expected economic data, most notably a benign retail sales report for November. Deflation concerns brought on by Asia's economic troubles also helped bolster the market. Bonds performed well in January, despite the strongest Employment Cost Index (ECI) report in five years. In February, several reports that suggested the economy was overheating drove bond prices down. However, the market rebounded, and interest rates stayed in a relatively narrow range, thanks partly to two opposing forces: deflation concerns ignited by the Asian crisis and minor higher inflation concerns due to the U.S. economy's better-than-expected performance.

For the reporting period, the Federal Reserve Board maintained its neutral monetary policy, as it has for more than one year. The Fed has not raised short-term interest rates since March, 1997 and has not lowered them since December, 1996.

Everyone at Chase Vista wishes to remind you of the important role fixed income investments play in a diversified portfolio. That said, we encourage you to maintain your investing discipline in the months and years ahead and look forward to continuing to help you reach your financial goals.
Sincerely,

/s/ Fergus Reid

Fergus Reid
Chairman

                                   Unaudited

                                About Your Fund

                          CHASE VISTA SELECT BOND FUND

--------------------------------------------------------------------------------
                                   FUND FACTS

  Objective:                 Income

  Primary investments:       Debt obligations of the U.S. government, its
                             agencies and instrumentalities and investment grade
                             fixed income securities.

  Suggested investment
  time frame:                Long-term

  Market benchmark:          Lehman Aggregate Bond Index

  Lipper Funds category:     Corporate Debt A-Rated Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          Bond

  As of April 30, 1998

  Net assets:                $543.5 million

  Average maturity:          8.6 years

  Average duration:          4.6 years

  Average quality:           AAA

                                   Unaudited

                                About Your Fund

                          CHASE VISTA SELECT BOND FUND

PERFORMANCE

Chase Vista Select Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade government, asset-backed and corporate bonds, had a total return of 3.05% for the six-month period ended April 30, 1998.



STRATEGY

Declining interest rates, a longer-than-average duration and good sector selection helped the Fund's performance.


Early in the period, the Asian economic and currency crisis had a negative impact on most sectors of the fixed-income market. Yankee bonds, particularly Asian Yankee bonds, were especially hard hit. While the turmoil along the Pacific Rim raised investor concern about the direction of the global economy, it could not derail the domestic economy from completing a solid year. For 1997, Gross Domestic Product (GDP) grew by 3.8%, the fastest pace since Ronald Reagan roamed the halls of the White House.


During the second half of the period, the Fund's mortgage-backed securities contributed favorably to performance. Waning prepayment fears coupled with relatively stable interest rates enabled these securities to post good performance versus other fixed-income securities. The Fund also benefited from its exposure to corporates, particularly issues in the U.S. financial sector, which enjoyed good performance due to the increased merger and acquisition activity within the industry. Finally, our overweighting in asset-backed securities proved rewarding to shareholders.



OUTLOOK

With the Asian economic crisis still a threat to the global economy, the Fund's management team expects interest rates to trend lower in the months ahead. Given this forecast, the management team expects to maintain its longer-than-average duration and barbell maturity structure as well as to continue to overweight the spread sectors.

                                   Unaudited

                                About Your Fund

                          CHASE VISTA SELECT BOND FUND

                          CHASE VISTA SELECT BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                                  [pie chart]
                                  Bonds 93.2%
                                   Cash 6.8%


                          CHASE VISTA SELECT BOND FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98

                                  [pie chart]
                        Mortgage Backed Securities 29.0%
                         U.S. Treasury Securities 12.3%
                         Asset Backed Securities 26.2%
                         Corporate Notes & Bonds 15.1%
                    U.S. Government Agency Obligations 10.0%
                   Commercial Mortgage Backed Securities 4.4%
                                   Other 3.0%




--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

  One Year              9.94%
  Five Years            6.60%
  Ten Years             8.59%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


+ The quoted performance of Chase Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited

                                About Your Fund

                          CHASE VISTA SELECT BOND FUND

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                         CHASE VISTA SELECT BOND FUND+
                             AND ITS KEY BENCHMARKS

[line chart]

               Chase Vista Select  Lehman Aggregate    Lipper Corp Debt A-Rated
               Bond Fund           Bond Index          Funds Average
4/88           10000               10000               10000
               11393               10794               10791
4/90           12397               11767               11527
               14053               13552               13138
4/92           15524               15043               14588
               17610               17040               16701
4/94           17908               17182               16841
               18961               18441               17844
4/96           20741               20033               19248
               22052               21452               20487
4/30/98        24240               23792               22643




Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Bond Fund, the Lehman Aggregate Bond Index, and the Lipper Corporate Debt A-Rated Funds Average for the 10 years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.


The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury, agency and corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in an index.


The Lipper Corporate Debt A-Rated Funds Average represents the average performance of a universe of 146 actively managed corporate debt A-Rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.


+ The quoted performance of Chase Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1998 (unaudited)


   Principal
    Amount
     (USD)       Issuer                              Value
--------------------------------------------------------------------
Long-Term Investments -- 114.9%
--------------------------------------------------------------------
                 U.S. Treasury Securities -- 15.6%
                 ---------------------------------
                 U. S. Treasury Notes & Bonds,
$10,000,000       6.13%, 11/15/27                    $10,231,200
 12,000,000       6.50%, 05/31/02                     12,354,360
 50,000,000       8.13%, 08/15/19                     62,375,000
                                                     -----------
                 Total U. S. Treasury Securities      84,960,560
                 (Cost $85,705,861)                  -----------

                 U. S. Government Agency Obligations -- 3.6%
                 -------------------------------------------
  5,005,000      Federal Home Loan Mortgage
                 Corp., 7.59%, 09/19/06                5,234,129
                 Federal National Mortgage
                 Association,
  5,000,000       7.44%, 11/08/06                      5,085,150
  9,000,000       8.50%, 02/01/05                      9,374,040
                                                     -----------
                 Total U. S. Government Agency        19,693,319
                 Obligations (Cost $19,286,466)      -----------

                 Corporate Notes & Bonds -- 19.4%
                 --------------------------------
                 Airlines -- 2.2%
  5,045,759      Continental Airlines, # 9.50%,
                 10/15/13                              5,815,237
  5,000,000      Delta Air Lines, 10.06%, 01/02/16     6,256,250
                                                     -----------
                                                      12,071,487
                                                     -----------
                 Automotive -- 1.9%
 10,000,000      Ford Motor Credit Company
                 6.50%, 02/28/02                      10,100,700
                                                     -----------
                 Banking -- 3.4%
  5,000,000      BankAmerica Corp. 10.00%,
                 02/01/03                              5,739,050
  3,575,000      Comerica Bank, 7.25%, 06/15/07        3,761,973
  3,000,000      Corp Andina de Fomento, Yankee
                 (Venezuela) 7.38%, 07/21/00           3,059,070
  5,650,000      Key Bank of Washington, 7.13%,
                 08/15/06                              5,872,723
                                                     -----------
                                                      18,432,816
                                                     -----------


                       See notes to financial statements.
8

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

   Principal
    Amount
     (USD)       Issuer                                 Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
                 Construction / Transportation -- 0.5%
$ 3,000,000      Zhuhai Highway Co., Ltd., Yankee,
                 Ser. A, # (China) 9.13%,
                 07/01/06                               $2,927,700
                                                        ----------
                 Entertainment / Leisure -- 1.0%
  5,000,000      Time Warner Inc., 7.75%, 06/15/05       5,301,900
                                                        ----------
                 Financial Services -- 5.2%
  5,000,000      Donaldson Lufkin & Jenrette, Inc.,
                 # 6.90%, 10/01/07                       5,112,500
  5,000,000      Goldman Sachs Group, LP, #
                 7.13%, 03/01/03                         5,156,200
  5,750,000      Lehman Brothers Holdings Inc., #
                 6.63%, 12/27/02                         5,807,385
  5,000,000      Kellogg # 5.75%, 02/02/01               4,964,500
  3,875,000      Simon Debartolo Group, 7.13%,
                 09/20/07                                3,947,381
  3,250,000      Termoemcali Funding Corp., #
                 10.13%, 12/15/14                        3,323,093
                                                        ----------
                                                        28,311,059
                                                        ----------
                 Industrial Components -- 2.0%
  5,000,000      Dayton Hudson Co., 5.90%,
                 06/15/37                                5,068,750
  5,850,000      Kroger Co., 6.38%, 03/01/08             5,751,194
                                                        ----------
                                                        10,819,944
                                                        ----------
                 Oil & Gas -- 0.9%
  5,000,000      Petroleum Geological Services
                 7.13%, 03/30/28                         4,975,750
                                                        ----------
                 Real Estate Investment Trusts -- 0.4%
  2,000,000      Chelsea GCA Reatly Partnership
                 7.25%, 10/21/07                         2,012,480
                                                        ----------
                 Shipping / Transportation -- 1.0%
  5,000,000      Union Pacific Corp. 7.60%,
                 05/01/05                                5,266,650
                                                        ----------

                         See notes to financial statements.
9

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
    Amount
    (USD)       Issuer                               Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
                Telecommunications -- 0.9%
$4,500,000      TCI Communications, Inc., 8.00%,
                08/01/05                             $ 4,851,450
                                                     -----------
                Total Corporate Notes & Bonds        105,071,936
                (Cost $105,033,313)                  -----------

                Mortgage Backed Securities -- 37.0%
                -----------------------------------
                Mortgage Backed Pass Thru Securities -- 34.0%
                Federal National Mortgage
                Association,
16,000,000       TBA, 6.00%, 05/18/13                 15,764,960
43,000,000       TBA, 6.50%, 05/13/28                 42,556,670
21,500,000       TBA, 7.00%, 05/18/13                 22,045,955
25,000,000       TBA, 7.00%, 05/13/28                 25,273,500
 8,500,457       ARM Pool 313539, 7.29%,
                  11/01/18                             8,787,348
 9,066,910       ARM, Pool 780412, 7.50%,
                  08/15/26                             9,321,871
30,000,000       TBA, 7.50%, 05/13/28                 30,778,200
                Government Mortgage Association
                Corp.,
15,000,000       TBA, 7.00%, 05/20/28                 15,178,200
10,000,000       TBA, 7.50%, 05/20/28                 10,271,900
 5,000,000       TBA, 8.00%, 05/20/28                  5,187,500
                                                     -----------
                                                     185,166,104
                                                     -----------
                Collateralized Mortgage Obligation -- 3.0%
 4,016,000      Federal Farm Credit Association
                Secured Lending Corporation,
                FRN # 6.41%, 02/12/12                  4,016,627
 7,500,000      Federal Home Loan Mortgage
                Corp., Ser. 1343, Class H,
                7.50%, 05/15/19                        7,628,850
 4,953,968      Wells Fargo Capital Markets
                Apartments Financing, Ser. APT,
                Class A, # 6.56%, 12/29/05             5,006,579
                                                     -----------
                                                      16,652,056
                                                     -----------


                       See notes to financial statements.
10

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
    Amount
    (USD)       Issuer                                Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
                Total Mortgage Backed Securities      $201,818,160
                (Cost $201,728,941)                   ------------

                Commercial Mortgage Backed Securities -- 5.7%
                ---------------------------------------------
$5,000,000      Asset Securitization Corp., Ser.
                1997-D5, Class A1C, 6.75%,
                02/14/41                                 5,125,000
 3,250,000      DLJ Mortgage Acceptance Corp.,
                Ser. 1997-CF2, Class A1B,
                6.82%, 09/15/07                          3,339,375
 5,000,000      GS Mortgage Securities Corp. II,
                Ser. 1997-GL, Class A2D, 6.94%,
                07/13/30                                 5,182,029
 7,500,000      Lehman Large Loan, Ser. 1997-LLI,
                Class A3, # 6.90%, 10/12/34              7,755,469
 5,000,000      Morgan Stanley Capital Inc. Ser.
                1998 -- WF1 6.55%, 12/15/07              5,067,188
 4,354,000      Norwest Asset Securities Corp., Ser.
                1997-14, Class A11, 7.25%,
                10/25/27                                 4,367,606
                                                      ------------
                Total Commercial Mortgage Backed        30,836,667
                Securities (Cost $30,462,200)         ------------

                Asset Backed Securities -- 33.6%
                --------------------------------
10,000,000      Advanta Corporation, FRN 5.87%,
                07/15/03                                 9,982,207
10,000,000      Airplanes Group Pass Thru Trust
                Ser 1R, FRN 6.00%, 02/16/02             10,000,000
 5,000,000      American Express Credit Account
                Master Trust, Ser. 1997-1,
                Class A, 6.40%, 04/15/05                 5,073,400
 5,000,000      Citibank Credit Card Master Trust,
                Ser. 1998 -- 3A, 5.80%, 02/07/05         4,935,900
 5,000,000      Commercial Mortgage Acceptance
                Corp., Ser 1997 -ML1, 6.78%,
                12/15/30                                 5,029,688

                         See notes to financial statements.
11

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)       Issuer                               Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
$10,000,000      Contimortgage Home Equity Loan
                 Trust, Series 1998-1, 6.43%,
                 04/15/16                             $10,028,125
 10,000,000      Goldman Sachs Group, Ser. A, FRN
                 # 5.76%, 02/25/00                     10,000,000
  4,210,499      Green Tree Recreational, Equipment
                 & Consumer Trust, Ser 1998-A
                 6.39%, 06/15/19                        4,199,972
  9,500,000      MBNA Corp., Master Credit Card
                 Trust, Ser. 1995-C, Class A
                 6.45%, 02/15/08                        9,663,210
 13,975,000      Nations Bank Commercial LMT,
                 FRN # 5.38%, 09/20/02                 13,984,962
  6,500,000      Nomura CBO, Ltd., Ser. 1997-1,
                 Class A2, # 6.67%, 05/15/09            7,092,020
  9,987,363      Nomura Depositor Trust, Ser.
                 1998 -- ST1A# 6.24%, 02/15/34         10,001,408
 10,000,000      Nomura Depositor Trust, Ser.
                 1998 -- ST1A FRN#, 5.40%,
                 02/15/34                              10,001,563
 12,000,000      Prime Funding Ltd., Ser 98-1A, A1
                 FRN # 5.78%, 02/20/01                 12,000,000
  1,669,333      ROSE Funding Corp Ser II., FRN
                 # (United Kingdom) 5.70%,
                 10/28/04                               1,669,333
 15,000,000      SASCO, FRN 6.08%, 04/30/13            15,000,000
  9,181,566      Signet Heloc Trust, Ser. 1995 -- A,
                 FRN 5.93%, 06/20/04                    9,194,776
  9,962,503      Southern Pacific Secured Assets
                 Corp. Ser 1998-1, FRN # 5.86%,
                 08/15/14                               9,960,180
  6,500,000      The Money Store Home Equity
                 Trust Ser 96-D, A7, 7.11%,
                 04/15/25                               6,613,750
  8,000,000      Toyota Auto Lease Trust, Ser.
                 1997 -- A, 6.35%, 04/26/04             8,062,500


                       See notes to financial statements.
12

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)       Issuer                            Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
$10,000,000      Triangle Funding Ltd., FRN #
                 5.73%, 10/15/03                   $  9,984,645
                                                   ------------
                 Total Asset Backed Securities      182,477,639
                 (Cost $181,957,056)               ------------
---------------------------------------------------------------
                 Total Long Term Investments        624,858,281
                 (Cost $624,173,837)
---------------------------------------------------------------
Short-Term Investments -- 13.3%
---------------------------------------------------------------
                 U. S. Treasury Securities -- 0.1%
                 ---------------------------------
    500,000      U.S. Treasury Bill, 5.14%,
                 08/20/98 (t)                          492,076
                 (Cost $492,076)                   ------------

                 U. S. Government Agency Obligations -- 9.4%
                 -------------------------------------------
 50,900,000      Federal Home Loan Bank, Discount
                 Note Obligations, 5.43%,
                 05/01/98                           50,900,000
                 (Cost $50,900,000)                ------------

                 Commercial Paper -- 3.8%
                 ------------------------
 21,000,000      Bank of Tokyo-Mitsubishi, Ltd.
                 (Japan) 5.72%, 05/05/98             20,986,653
                 (Cost $20,986,653)
---------------------------------------------------------------
                 Total Short Term Investments        72,378,729
                 (Cost $72,378,729)
---------------------------------------------------------------
                 Total Investments -- 128.2%       $697,237,010
                 (Cost $696,552,566)
---------------------------------------------------------------

Purchased Futures Outstanding


                                 Number      Original        Nominal
                  Expiration       of         Nominal       Value at      Unrealized
Description          Date      Contracts       Value        04/30/98     Depreciation
-------------------------------------------------------------------------------------
U.S. Long Bond   June 1998        28       $16,847,910    $16,846,876   (1,034)



                       See notes to financial statements.
13

                                   Unaudited

                                About Your Fund

                   CHASE VISTA SELECT INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:                 Income

  Primary investments:       Debt obligation of the U.S. Government, its
                             agencies and instrumentalities and investment grade
                             fixed income securities.

  Suggested investment
  time frame:                Mid- to long-term

  Market Benchmark:          Lehman Intermediate Govt/Corp Bond Index

  Lipper Funds Category:     Intermediate Investment Grade Debt Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          IntmdBd

  As of April 30, 1998

  Net assets:                $337.9 million

  Average maturity:          5.2 years

  Average duration:          3.3 years

  Average quality:           AAA

                                   Unaudited

                                About Your Fund

                   CHASE VISTA SELECT INTERMEDIATE BOND FUND

PERFORMANCE

Chase Vista Select Intermediate Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade government, asset-backed and corporate bonds, had a total return of 2.88% for the six-month period ended April 30, 1998.


STRATEGY

While the Asian economic and currency crisis had a significant effect on the fixed-income market, the Fund recovered and posted a modest gain.


In November, interest rates declined as investors worried about the negative impact on U.S. economic growth as a result of the turmoil in southeast Asia. However, many sectors within the fixed-income markets showed weakness during this period. Asian Yankee bonds and U.S. corporate bonds were especially negatively affected by the crisis. As we entered the new year, concerns over Asia's economic woes appeared to wane, which helped all of the spread sectors to rebound from their underperformance since the fourth quarter and into January.


In the second half of the period, the Fund benefited from its overweighted exposure to all spread sectors, especially mortgage-backed securities, which outperformed as prepayment fears subsided. Since late January, corporates also fared better, as investors became less concerned about the potential impact of Asia's economic problems on the credit ratings of corporations.


OUTLOOK

With the Asian economic crisis still a threat to the global economy, the Fund's management team expects interest rates to trend lower in the months ahead. Given this forecast, the management team expects to maintain its longer-than-average duration and barbell maturity structure as well as to continue to overweight the spread sectors.

                                   Unaudited

                                About Your Fund

                   CHASE VISTA SELECT INTERMEDIATE BOND FUND



                    CHASE VISTA SELECT INTERMEDIATE BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                                  [pie chart]
                                  Bonds 92.4%
                                   Cash 7.6%


                    CHASE VISTA SELECT INTERMEDIATE BOND FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98

                                  [pie chart]
                         U.S. Treasury Securities 37.6%
                   Commercial Mortgage Backed Securities 8.6%
                         Corporate Notes & Bonds 28.3%
                    U.S. Government Agency Obligations 10.1%
                          Asset Backed Securities 7.2%
                         Mortgage Backed Securities 6.7%
                                   Other 1.5%



--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+


  One Year                      8.65%
  Five Years                    5.50%
  Ten Years                     8.04%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


+ The quoted performance of Chase Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited

                                About Your Fund

                   CHASE VISTA SELECT INTERMEDIATE BOND FUND


                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                   CHASE VISTA SELECT INTERMEDIATE BOND FUND+
                             AND ITS KEY BENCHMARKS
[line chart]


               Chase Vista Select  Lehman Intermediate Lipper Intermediate
               Intermediate Bond   Govt/Corp Bond      Investment Grade Debt
               Fund                Index               Funds Average
4/88           10000               10000               10000
               11363               10662               10668
4/90           12348               11604               11420
               14026               13193               12918
4/92           15495               14584               14302
               17627               16388               16141
4/94           17485               16554               16233
               18564               17630               17194
4/96           20036               17012               18518
               21211               20230               19698
4/30/98        23041               22010               21612




Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Intermediate Bond Fund, Lehman Intermediate Government/ Corporate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average for the 10 years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.


The Lehman Intermediate Government/Corporate Bond Index is composed of the government and corporate indexes, which includes bonds with 5-10 year maturities, including U.S. Government Treasury and agency securities, and corporate and Yankee bonds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.


The Lipper Intermediate Investment Grade Debt Funds Average represents the average performance of a universe of 230 actively managed intermediate investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.


+ The quoted performance of Chase Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1998 (unaudited)


  Principal
    Amount
    (USD)       Issuer                               Value
--------------------------------------------------------------------
Long-Term Investments -- 87.5%
--------------------------------------------------------------------
                U.S. Treasury Securities -- 36.6%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
$3,000,000       5.63%, 11/30/99                     $ 3,001,410
 5,000,000       5.75%, 08/15/03                       5,015,600
 6,000,000       6.00%, 08/15/00                       6,048,720
 2,000,000       6.13%, 11/15/27                       2,046,240
 9,000,000       6.25%, 08/31/02                       9,191,250
20,000,000       6.50%, 05/31/02                      20,590,600
 6,000,000       7.50%, 02/15/05                       6,586,860
 8,000,000       8.25%, 07/15/98                       8,050,000
10,000,000       8.50%, 02/15/00                      10,485,900
16,000,000       8.50%, 11/15/00                      17,075,040
14,500,000       8.75%, 08/15/00                      15,462,945
20,000,000       9.25%, 08/15/98                      20,218,800
                                                     -----------
                Total U.S. Treasury Securities       123,773,365
                (Cost $123,149,618)                  -----------

                U.S. Government Agency Obligations -- 1.5%
                ------------------------------------------
 5,000,000      Federal National Mortgage
                Association, MTN 7.44%,
                11/08/06                               5,085,150
                (Cost $5,001,771)                    -----------

                Corporate Notes & Bonds -- 27.6%
                --------------------------------
                Airlines -- 2.7%
 2,500,753      American Airlines, # 9.71%,
                01/30/07                               2,846,128
 5,042,594      Continental Airlines, Inc., 10.22%,
                07/02/14                               6,088,932
                                                     -----------
                                                       8,935,060
                                                     -----------
                Banking -- 5.0%
 7,700,000      BankAmerica Corp. 10.00%,
                02/01/03                               8,838,137
 5,550,000      Comerica Bank, 7.25%, 06/15/07         5,840,265
 2,150,000      First Union Corporation 6.40%,
                04/01/08                               2,137,466
                                                     -----------
                                                      16,815,868
                                                     -----------


                       See notes to financial statements.
18

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)       Issuer                                 Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
                 Construction / Transportation -- 1.2%
$ 4,000,000      Zhuhai Highway Co., Ltd., Yankee
                 (China), Ser. A # 9.13%,
                 07/01/06                               $3,903,600
                                                        ----------
                 Entertainment / Leisure -- 1.1%
  3,600,000      Time Warner Inc., 7.75%, 06/15/05       3,817,368
                                                        ----------
                 Financial Services -- 10.4%
  4,000,000      Corp. Andina de Fomento, Yankee
                 (Venezuela) 7.25%, 03/01/07             4,069,800
  3,500,000      Donaldson Lufkin & Jenrette, Inc.,
                 6.90%, 10/01/07                         3,578,750
  5,000,000      Federal Home Loan Mortgage Corp.
                 5.75%, 02/15/08                         4,910,950
  7,900,000      General Electric Capital Corp.,
                 8.20%, 10/30/03                         8,583,666
  1,453,193      Hero Asia BVI Co., Ltd., Yankee
                 (China), # 9.11%, 10/15/01              1,516,000
  8,000,000      Lehman Brothers Holdings Inc., #
                 6.50%, 04/15/08                         7,924,800
  4,750,000      Kellogg # 5.75%, 02/02/01               4,716,275
                                                        ----------
                                                        35,300,241
                                                        ----------
                 Industrial Components -- 1.3%
  4,450,000      Dayton Hudson Co., 5.90%,
                 06/15/37                                4,511,188
                                                        ----------
                 Oil & Gas -- 2.7%
                 Petroleum Geo-Services ASA, Yankee
                 (Norway),
  3,000,000      6.63%, 03/30/08                         2,991,300
  2,775,000      7.50%, 03/31/07                         2,935,229
  3,190,182      YPF Sociedad Anonima, Yankee
                 (Argentina), 7.50%, 10/26/02            3,226,071
                                                        ----------
                                                         9,152,600
                                                        ----------
                 Shipping / Transportation -- 0.6%
  2,000,000      Union Pacific Corp. 7.60%,
                 05/01/05                                2,106,660
                                                        ----------

                         See notes to financial statements.
19

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)       Issuer                                Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
                 Real Estate Investment Trust -- 1.1%
$ 3,500,000      Simon Debartolo Group, 7.13%,
                 09/20/07                              $3,565,377
                                                       ----------
                 Retail -- 1.5%
  5,000,000      Raytheon Corp. 5.95%, 03/15/01         4,982,200
                                                       ----------
                 Total Corporate Notes & Bonds         93,090,162
                 (Cost $92,927,175)                    ----------

                 Mortgage Backed Securities -- 6.5%
                 ----------------------------------
                 Mortgage Backed Pass Thru Securities -- 4.9%
  4,228,985      Federal Home Loan Mortgage
                 Corp., Gold, Pool A01717,
                 12.00%, 06/01/17                       4,881,814
                 Federal National Mortgage
                 Association,
  4,429,057       Pool 337259, 6.50%, 02/01/26          4,393,049
  4,105,974       ARM Pool 313539, 7.44%,
                  11/01/18                              4,244,551
  2,286,268       Pool 100156, 12.50%, 06/15/19         2,696,562
    302,027       Pool 313748, 13.00%, 10/01/15           363,753
                                                       ----------
                                                       16,579,729
                                                       ----------
                 Collateralized Mortgage Obligation -- 1.6%
  5,339,277      Federal National Mortgage
                 Association, Ser. 1992-163, Class
                 FE, 6.47%, 09/25/22                    5,359,300
                                                       ----------
                 Total Mortgage Backed Securities      21,939,029
                 (Cost $21,965,687)                    ----------

                 Commercial Mortgage Backed Securities -- 8.3%
                 ---------------------------------------------
  4,358,657      CS First Boston Mortgage Securities
                 Corp. Ser. 1997 -SPCE, # 6.65%,
                 06/20/03                               4,338,226
  2,700,000      GS Mortgage Securities Corp. II,
                 Ser. 1997-GL, Class A2D, 6.94%,
                 07/13/30                               2,798,296


                       See notes to financial statements.
20

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)       Issuer                                Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
$ 3,650,000      JP Morgan Commercial Mortgage
                 Finance Corp., Ser. 1997-C5,
                 Class A3, 7.09%, 09/15/29             $3,802,844
  2,500,000      Merrill Lynch Mortgage Investors,
                 Inc., Ser. 1997-C2, Class C,
                 6.73%, 12/10/29                        2,501,172
  5,750,000      Mortgage Capital Funding, Inc., Ser
                 1998 -- MC1, Class A1 6.42%,
                 03/18/30                               5,778,750
  5,000,000      Norwest Asset Securities Corp., Ser.
                 1997-14, Class A11, 7.25%,
                 10/25/27                               5,015,625
  3,854,815      Wells Fargo Capital Markets
                 Apartments Financing, Ser. APT,
                 Class A, # 6.56%, 12/29/05             3,895,753
                                                       ----------
                 Total Commercial Mortgage Backed      28,130,666
                 Securities (Cost $27,905,198)         ----------

                 Asset Backed Securities -- 7.0%
                 -------------------------------
  2,000,000      Alliance Capital Funding, LLC, #
                 5.84%, 02/15/10                        2,057,500
  4,750,000      American Express Credit Account
                 Master Trust, Ser. 1997-1, Class
                 A, 6.40%, 04/15/05                     4,819,730
  5,000,000      Contimortgage Home Equity Loan
                 Trust, Series 1998-1, 6.43%,
                 04/15/16                               5,014,063
  4,988,654      Mid-State Trust, Ser. 6, Class A4,
                 7.79%, 07/01/35                        5,007,361
  5,000,000      Nomura CBO, Ltd., Ser. 1997-1,
                 Class A2, # 6.67%, 05/15/09            5,455,400
  1,380,000      The Money Store Home Equity
                 Trust Ser 96-D, A7, 7.11%,
                 04/15/25                               1,404,150
                                                       ----------
                 Total Asset Backed Securities         23,758,204
                 (Cost $23,246,635)                    ----------
---------------------------------------------------------------------

                         See notes to financial statements.
21

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
    Amount
    (USD)       Issuer                            Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
                Total Long Term Investments       $295,776,576
                (Cost $294,196,084)
------------------------------------------------------------------
Short-Term Investments -- 9.8%
------------------------------------------------------------------
                U.S. Government Agency Obligations -- 8.3%
                ------------------------------------------
28,100,000      Federal Home Loan Bank, Discount
                Note, 5.43%, 05/01/98               28,100,000

                Commercial Paper -- 1.5%
                ------------------------
 5,000,000      Bank of Tokyo-Mitsubishi, Ltd.
                (Japan) 5.72%, 05/05/98              4,996,822
------------------------------------------------------------------
                Total Short Term Investments        33,096,822
                (Cost $33,096,822)
------------------------------------------------------------------
                Total Investments -- 97.3%        $328,873,398
                (Cost $327,292,906)
------------------------------------------------------------------

                       See notes to financial statements.
22

                                   Unaudited

                                About Your Fund

                    CHASE VISTA SELECT SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
                                   FUND FACTS

  Objective:                 Current Income

  Primary investments:       Investment-grade fixed-income securities with
                             maturities of three years or less.

  Suggested investment
  time frame:                Short-term

  Market benchmark:          Lehman 1-3 Year Government Bond Index

  Lipper Funds category:     Short-term Investment Grade Debt Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          ST Bond

  As of April 30, 1998

  Net assets:                $25.8 million

  Average maturity:          2.4 years

  Average duration:          1.6 years

  Average quality:           AAA

                                   Unaudited

                                About Your Fund

                    CHASE VISTA SELECT SHORT-TERM BOND FUND

PERFORMANCE

Chase Vista Select Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 2.53% for the six-month period ended April 30, 1998.


STRATEGY

The Fund rebounded from a slow start due to the Asian economic crisis and finished the period with a modest gain.


Early in the period, the Asian economic and currency crisis had a negative impact on most sectors of the fixed-income market. Yankee bonds, particularly Asian Yankee bonds, were especially hard hit. While the turmoil along the Pacific Rim raised investor concern about the direction of the global economy, it could not derail the domestic economy from completing a solid year. For 1997, Gross Domestic Product (GDP) grew by 3.8%, the fastest pace since Ronald Reagan roamed the halls of the White House.


For most of the reporting period, the Fund benefited from its overweighting in non-index securities, especially mortgage-backed and asset-backed securities. Corporates, on the other hand, proved to be a drag on performance during the height of the Asian crisis. However, many of these securities performed well late in the period as the U.S. economy showed strength and concerns over Asia's impact on U.S. corporate credits began to fade. Additionally, the Fund's management team adopted a barbell maturity structure that emphasized floaters and four-year maturities for most of this period, and this strategy proved beneficial as the curve flattened.


OUTLOOK

The management team's outlook for short-term bonds remains positive. In the months ahead, the Asian economic problems could prove problematic, causing more concerns of a global economic slowdown. Meanwhile, at current short-term yield levels, real returns on bonds remain attractive and the difference between yields on long- and short-term fixed-income securities continues to be flat. Given this backdrop, the management team expects to keep the Fund's duration close to neutral but maintain a significant overweight to all the spread sectors to seek to enhance the Fund's yield.

                                   Unaudited

                                About Your Fund

                    CHASE VISTA SELECT SHORT-TERM BOND FUND

                     CHASE VISTA SELECT SHORT-TERM BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                                  [pie chart]
                                  Bonds 93.2%
                                   Cash 6.8%


                     CHASE VISTA SELECT SHORT-TERM BOND FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98

                                   [pie chart]
                          Asset Backed Securities 26.5%
                        Mortgage Backed Securities 15.2%
                       State & Municipal Obligations 4.4%
                    U.S. Government Agency Obligations 11.6%
                          Corporate Notes & Bonds 30.6%
                          U.S. Treasury Securities 7.8%
                   Commercial Mortgage Backed Securities 3.9%



--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+


  One Year                        6.63%
  Five Years                      4.57%
  Ten Years                       6.73%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


+ The quoted performance of Chase Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited

                                About Your Fund

                    CHASE VISTA SELECT SHORT-TERM BOND FUND


                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                    CHASE VISTA SELECT SHORT-TERM BOND FUND+
                             AND ITS KEY BENCHMARKS

[line chart]

               Chase Vista Select  Lehman 1-3 Yr.      Lipper Short-Term Invest.
               Short-Term Bond     Govt. Bond          Grade Debt Funds
               Fund                Index               Average
4/88           10000               10000               10000
               11346               10639               10678
4/90           12271               11603               11563
               13640               12999               12806
4/92           14983               14208               13936
               16426               15356               14986
4/94           16762               15610               15300
               17401               16496               16027
4/96           18485               17626               17062
               19269               18706               18046
4/30/98        20542               20037               19221




Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select Short-Term Bond Fund, the Lehman 1-3 Year Government Bond Index and the Lipper Short-Term Investment Grade Debt Funds Average for the ten years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Brothers 1-3 Year Government Bond Index is composed of all bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 104 actively managed short-term investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited)


   Principal
    Amount
     (USD)       Issuer                                 Value
----------------------------------------------------------------------
Long-Term Investments -- 97.7%
----------------------------------------------------------------------
                 U.S. Treasury Securities -- 7.9%
                 --------------------------------
$ 2,000,000      U.S. Treasury Note, 6.25%,
                 01/31/02                               $2,038,440
                 (Cost $2,051,355)                      ----------

                 U.S. Government Agency Obligations -- 4.1%
                 ------------------------------------------
                 Federal National Mortgage Association
  1,050,000       MTN, 6.03%, 10/23/00                   1,056,731
                                                        ----------
                 Total U.S. Government Agency
                 Obligations (Cost $1,052,560)

                 State & Municipal Obligations -- 4.5%
                 -------------------------------------
  1,150,000      New York City, New York, GO,
                 Taxable, Ser. I, (t) 6.85%,
                 04/15/99                                1,160,442
                 (Cost $1,150,000)                      ----------

                 Mortgage Backed Securities -- 19.2%
                 -----------------------------------
                 Mortgage Pass -- Thru Securities -- 1.3%
    299,490      Federal National Mortgage
                 Association, Pool 100177,
                 12.50%, 10/15/15                          350,242
                                                        ----------
                 Collateralized Mortgage Obligations -- 17.9%
    799,813      Federal Home Loan Mortgage
                 Corp., Ser. 1311, Class G,
                 7.50%, 05/15/19                           801,061
                 Federal National Mortgage Association
    522,141      Ser. 1997-54, Class VA, 6.50%,
                 08/18/02                                  524,176
    987,977      Ser. 1998-12, Class FJ, 5.68%,
                 07/18/19                                  991,039
                                                        ----------
                                                         1,515,215
                                                        ----------
                 GE Capital Mortgage Services, Inc.,
    915,729       Ser. 1997-9, Class 1A8 7.00%,
                  05/25/04                                 920,880
  1,000,000       Ser. 1994-8, Class A3, 6.00%,
                  02/25/24                                 995,620

                         See notes to financial statements.
27

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
   Amount
    (USD)      Issuer                                 Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
$ 410,326      Resolution Trust Corp., Ser. 1992-16,
               Class B2, (t) 7.75%, 08/25/25          $ 409,300
                                                      ---------
               Total Mortgage Obligations             3,651,037
               (Cost $5,016,191)                      ---------
                                                      4,992,318
                                                      ---------

               Commercial Mortgage Backed Securities -- 4.0%
               ---------------------------------------------
  216,537      Blackrock Capital Finance L.P., Ser.
               1996-C2, Class A, # 7.64%,
               11/16/26                                 216,537
  446,767      CS First Boston Mortgage Securities
               Corp. Ser. 1997 -SPCE, # 6.65%,
               06/20/03                                 444,673
  361,005      Kidder Peabody Acceptance Corp.,
               Ser. 1993-M1, Class A1, 7.15%,
               04/25/25                                 361,231
                                                      ---------
               Total Commercial Mortgage Backed
               Securities (Cost $1,028,049)           1,022,441
                                                      ---------

               Asset Backed Securities -- 26.9%
               --------------------------------
1,000,000      Citibank Credit Card Master Trust,
               Ser. 1998 -- 3A, 5.80%, 02/07/05         987,180
1,000,000      Contimortgage Home Equity Loan
               Trust, Series 1998-1, 6.43%,
               04/15/16                               1,002,813
1,000,000      Nations Bank Commercial LMT
               FRN #, 5.80%, 09/20/02                 1,000,713
  500,000      Nomura Depositor Trust, Ser.
               1998 -- ST1A FRN #, 6.24%,
               02/15/34                                 500,938
1,000,000      Prime Funding Ltd., Ser 98-1A,
               A1 FRN #, 5.78%, 02/20/01              1,000,000
1,000,000      SASCO FRN 6.08%, 04/30/13              1,000,000
  949,817      Signet Heloc Trust, Ser. 1995 -A,
               FRN 5.93%, 6/20/04                       951,184
  500,000      The Money Store Home Equity Trust
               Ser 96-D, A7, 7.11%, 04/15/25            508,750
                                                      ---------
               Total Asset Backed Security            6,951,578
               (Cost $6,963,605)                      ---------

                         See notes to financial statements.
28

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
   Amount
    (USD)      Issuer                              Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
               Corporate Notes & Bonds -- 31.1%
               --------------------------------
               Banking -- 2.1%
$ 500,000      NationsBank Corp. # 8.13%,
               06/15/02                            $  533,778
                                                   ----------
               Diversified -- 2.9%
  750,000      Cox Enterprises # 6.25%, 08/26/99      751,493
                                                   ----------
               Financial Services -- 18.8%
1,000,000      Associated Corp., Pass-thru Asset
               Trust Securities, # 6.45%,
               09/15/00                             1,007,490
  500,000      Corp Andina de Fomento, Yankee
               (Venezuela) 7.38%, 07/21/00            509,845
1,000,000      General Motors Acceptance Corp.,
               8.40%, 10/15/99                      1,032,970
  186,307      Hero Asia BVI Co., Ltd., Yankee,
               (China) # 9.11%, 10/15/01              194,359
1,150,000      Lehman Brothers Holdings, #
               6.33%, 08/01/00                      1,154,140
1,000,000      Kellogg, # 5.75%, 02/02/01             992,900
                                                   ----------
                                                    4,891,704
                                                   ----------
               Industrial Components -- 1.9%
  500,000      Raytheon Corp. 5.95%, 03/15/01         498,220
                                                   ----------
               Oil & Gas -- 1.4%
  350,569      YPF Sociedad Anonima, Yankee,
               (Argentina) 7.50%, 10/26/02            354,513
                                                   ----------
               Retail -- 2.0%
  500,000      Dayton Hudson Co., 5.90%,
               06/15/37                               506,875
                                                   ----------
               Telecommunications -- 2.0%
  500,000      Telecommunications, Inc., 7.38%,
               02/15/00                               510,185
                                                   ----------
               Total Corporate Notes & Bonds        8,046,768
               (Cost $8,026,700)                   ----------
-----------------------------------------------------------------
               Total Long Term Investments         25,268,718
               (Cost $25,288,460)
-----------------------------------------------------------------

                         See notes to financial statements.
29

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)       Issuer                            Value
-----------------------------------------------------------------
Short-Term Investments -- 3.9%
-----------------------------------------------------------------
                 U. S. Government Agency Obligations -- 3.9%
                 -------------------------------------------
$ 1,000,000      Federal Home Loan Bank, Discount
                 Note, 5.43%, 05/01/98             $ 1,000,000
                 (Cost $1,000,000)
-----------------------------------------------------------------
                 Total Investments -- 101.6%       $26,268,718
                 (Cost $26,288,460)
-----------------------------------------------------------------

Index

# -- Security may only be sold to qualified institutional buyers.

GO -- General Obligations

TBA -- To Be Announced.

ARM -- Adjustable Rate Mortgage.

MTN -- Medium Term Note.

(t) -- All or a portion of this security is pledged.

FRN -- Floating Rate Note.



                       See notes to financial statements.
30

Chase Vista Select Funds
Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                      Select            Select
                                                    Select         Intermediate       Short-Term
                                                     Bond              Bond              Bond
                                                     Fund              Fund              Fund
                                               ---------------   ----------------   --------------
ASSETS:
  Investment securities, at value (Note 1).     $697,237,010      $328,873,398       $26,268,718
  Cash .....................................       6,108,520           365,692            20,182
  Receivables:
   Investment securities sold ..............      31,891,276        21,189,774                --
   Interest ................................       5,588,595         4,737,641           153,846
   Fund shares sold ........................       1,362,313           611,330            50,600
   Expense reimbursement (Note 2) ..........          10,000                --            11,187
  Other ....................................         289,495           205,977             4,862
                                                ------------      ------------       -----------
     Total assets ..........................     742,487,209       355,983,812        26,509,395
                                                ------------      ------------       -----------
LIABILITIES:
Payables:
  Investment securities purchased ..........     195,506,004        16,112,569           500,938
  Trust shares redeemed ....................         279,610                --             5,904
  Dividends payable ........................       2,747,564         1,659,991           118,148
  Variation margin on futures contracts.....         121,875                --                --
  Other accrued liabilities ................          78,996           133,998            35,454
                                                ------------      ------------       -----------
     Total Liabilities .....................     198,734,049        17,906,558           660,444
                                                ------------      ------------       -----------
NET ASSETS:
  Paid in capital ..........................     537,119,377       335,648,320        25,948,362
  Accumulated undistributed net
   investment income .......................          (2,381)         (101,443)          (31,597)
  Accumulated undistributed net
   realized gain (loss) on investment
   transactions ............................       5,950,686           949,885           (48,072)
  Net unrealized appreciation/
   (depreciation) of investments ...........         685,478         1,580,492           (19,742)
                                                ------------      ------------       -----------
Net Assets: ................................    $543,753,160      $338,077,254       $25,848,951
                                                ============      ============       ===========
Shares Outstanding .........................      13,435,017        33,283,251         2,437,482
  Net Asset Value (Maximum offering
   price and redemption per share) .........    $      40.47      $      10.16       $     10.60
                                                ============      ============       ===========
  Cost of Investments ......................    $696,552,566      $327,292,906       $26,288,460
                                                ============      ============       ===========



                       See notes to financial statements.
31

Chase Vista Select Funds
Statement of Operations For the six months ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                         Select           Select
                                                        Select        Intermediate      Short-Term
                                                         Bond             Bond             Bond
                                                         Fund             Fund             Fund
                                                    --------------   --------------   -------------
INTEREST INCOME .................................   $16,759,321      $10,386,247       $  838,814
                                                    -----------      -----------       ----------
EXPENSES: (Note 2)
  Administration fees ...........................       394,919         239,917            19,768
  Investment Advisory fees ......................       789,839         479,833            32,947
  Custodian fees ................................        60,017          44,140            32,644
  Amortization of organization costs
   (Note 1) .....................................         4,642           2,632                29
  Printing and postage ..........................         7,439           4,959               992
  Professional fees .............................        27,411          22,174            14,490
  Registration costs ............................         4,548          20,685             2,480
  Transfer agent fees ...........................        15,797          14,624             7,514
  Trustees fees .................................        13,164           7,997               659
  Other .........................................         9,252          12,546             6,517
                                                    -----------      -----------       ----------
    Total expenses ..............................     1,327,028         849,507           118,040
                                                    -----------      -----------       ----------
Less amounts waived (Note 2) ....................     1,244,775         763,890            85,359
Less expenses borne by the Distributor ..........        13,800           2,500            17,655
                                                    -----------      -----------       ----------
   Net expenses .................................        68,453          83,117            15,026
                                                    -----------      -----------       ----------
    Net investment income .......................    16,690,868      10,303,130           823,788
                                                    -----------      -----------       ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .........     5,961,421       1,078,888           (37,643)
  Change in net unrealized
   appreciation/(depreciation) on
   investments ..................................    (6,733,315)     (2,329,065)         (100,418)
                                                    -----------      -----------       ----------
  Net realized and unrealized gain (loss)
   on investments ...............................      (771,894)     (1,250,177)         (138,061)
                                                    -----------      -----------       ----------
  Net increase in net assets from
   operations ...................................   $15,918,974      $9,052,953        $  685,727
                                                    ===========      ===========       ==========


                       See notes to financial statements.
32

Chase Vista Select Funds
Statement of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------

                                                                            Select
                                                                             Bond
                                                                             Fund
                                                               ---------------------------------
                                                                   11/01/97         01/01/97
                                                                    Through          Through
                                                                   04/30/98         10/31/97
                                                               ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .......................................  $  16,690,868    $  28,389,111
 Net realized gain (loss) on investments .....................      5,961,421        6,166,990
 Change in net unrealized appreciation/depreciation on
  investments ................................................     (6,733,315)       1,953,197
                                                                -------------    -------------
 Increase in net assets from operations ......................     15,918,974       36,509,298
                                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1G)
 Net investment income .......................................    (16,613,403)     (28,354,703)
 Net realized gain on investment transactions ................     (6,298,493)              --
                                                                -------------    -------------
  Total dividends and distributions ..........................    (22,911,896)     (28,354,703)
                                                                -------------    -------------
Increase (decrease) from capital share transactions (Note 5) .     30,958,045      511,633,442
                                                                -------------    -------------
  Total increase/(decrease) in net assets ....................     23,965,123      519,788,037
NET ASSETS:
 Beginning of period .........................................    519,788,037               --
                                                                -------------    -------------
 End of period ...............................................  $ 543,753,160    $ 519,788,037
                                                                =============    =============



                                                                            Select
                                                                         Intermediate                        Select
                                                                             Bond                       Short-Term Bond
                                                                             Fund                             Fund
                                                               --------------------------------- ------------------------------
                                                                   11/01/97         01/01/97*       11/01/97       01/01/97*
                                                                    Through          Through         Through        Through
                                                                   04/30/98         10/31/97        04/30/98        10/31/97
                                                               ---------------- ---------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .......................................  $  10,303,130    $  16,540,964    $   823,788    $  1,463,281
 Net realized gain (loss) on investments .....................      1,078,888         (432,270)       (37,643)        (75,606)
 Change in net unrealized appreciation/depreciation on
  investments ................................................     (2,329,065)       3,737,088       (100,418)        152,052
                                                                -------------    -------------    -----------    ------------
 Increase in net assets from operations ......................      9,052,953       19,845,782        685,727       1,539,727
                                                                -------------    -------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1G)
 Net investment income .......................................    (10,124,694)     (16,520,272)      (791,227)     (1,463,293)
 Net realized gain on investment transactions ................             --               --             --              --
                                                                -------------    -------------    -----------    ------------
  Total dividends and distributions ..........................    (10,124,694)     (16,520,272)      (791,227)     (1,463,293)
                                                                -------------    -------------    -----------    ------------
Increase (decrease) from capital share transactions (Note 5) .     19,983,279      315,840,206       (721,100)     26,599,117
                                                                -------------    -------------    -----------    ------------
  Total increase/(decrease) in net assets ....................     18,911,538      319,165,716       (826,600)     26,675,551
NET ASSETS:
 Beginning of period .........................................    319,165,716               --     26,675,551              --
                                                                -------------    -------------    -----------    ------------
 End of period ...............................................  $ 338,077,254    $ 319,165,716    $25,848,951    $ 26,675,551
                                                                =============    =============    ===========    ============

-------
* Commencement of operations.

                         See notes to financial statements.

Chase Vista Select Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Select Bond Fund ("CVBF"), Select Intermediate Bond Fund ("CVIBF") and Select Short-Term Bond Fund ("CVSTBF"), collectively, the "Funds", are separate series of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

   D. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   E. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

   F. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   G. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   H. Dollar rolls -- The funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30% and 0.25% of the average daily net assets for CVBF, CVIBF and CVSTBF, respectively. The Adviser voluntarily waived all of its fees.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the subinvestment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CVBF and CVIBF, and 0.10% for CVSTBF of average daily net assets.

   B. Sub-administration fees -- Pursuant to a Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived all sub-administration fees.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees.

   D. Assumption of expenses -- The Distributor voluntarily assumed expenses of the Funds as shown on the Statement of Operations.

   E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase waived all custodian fees for the six month period ended April 30, 1998.

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows:


                                               CVBF             CVIBF           CVSTBF
                                         ---------------   --------------   -------------
Purchases (excluding U.S.
 Government) .........................   $132,742,106      $59,622,193      $6,061,459
Sales (excluding U.S.
 Government) .........................     71,805,228       31,865,582       3,216,080
Purchases of U.S. Government .........    493,141,793       60,074,403      26,125,254
Sales of U.S. Government .............    728,586,328       79,069,203      32,903,793

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1998 are as follows:


                                                CVBF             CVIBF            CVSTBF
                                          ---------------   ---------------   --------------
Aggregate cost ........................   $696,552,566      $327,292,906      $28,288,460
                                          ------------      ------------      -----------
Gross unrealized appreciation .........     2,711,892         2,535,415           54,985
Gross unrealized depreciation .........    (2,029,931)         (954,923)         (74,727)
                                          ------------      ------------      -----------
Net unrealized appreciation ...........   $   681,961       $ 1,580,492       $  (19,742)
                                          ============      ============      ===========

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest for the six months ended April 30, 1998 were as follows:

                                                       Select Bond Fund
                            ----------------------------------------------------------------------
                                        11/01/97                            1/01/97*
                                        Through                              Through
                                        4/30/98                             10/31/97
                            --------------------------------   -----------------------------------
                                 Amount            Shares            Amount             Shares
                            ----------------   -------------   -----------------   ---------------
Shares sold .............   $45,973,388        1,129,901       $ 89,146,534         2,223,771
Shares issued in
 exchange for
 Common Trust
 Fund Assets (see
 Note 1) ................            --              --         527,021,099        13,065,240
Shares issued in
 reinvestment of
 distributions ..........     5,173,358         127,516           2,124,455            52,834
Shares redeemed .........   (20,188,701)       (497,655)       (106,658,646)       (2,666,590)
                            -----------        ---------       ------------        ----------
Net increase (decrease)
 in Trust shares
 outstanding ............   $30,958,045         759,762        $511,633,442        12,675,255
                            ===========        =========       ============        ==========

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------


                                                Select Intermediate Bond Fund
                            ----------------------------------------------------------------------
                                         11/01/97                            1/01/97*
                                         Through                              Through
                                         4/30/98                             10/31/97
                            ----------------------------------   ---------------------------------
                                 Amount             Shares            Amount            Shares
                            ----------------   ---------------   ---------------   ---------------
Shares sold .............   $33,367,022         3,275,008        $129,170,064      12,872,348
Shares issued in
 exchange for
 Common Trust
 Fund Assets (see
 Note 1) ................            --                --         245,891,546      24,375,885
Shares issued in
 reinvestment of
 distributions ..........         8,559               841           1,576,083         156,821
Shares redeemed .........   (13,392,302)       (1,313,209)        (60,797,487)     (6,084,443)
                            -----------        ----------        ------------      ----------
Net increase (decrease)
 in Trust shares
 outstanding ............   $19,983,279         1,962,640        $315,840,206      31,320,611
                            ===========        ==========        ============      ==========


                                              Select Short-Term Bond Fund
                            ----------------------------------------------------------------
                                       11/01/97                          1/01/97*
                                        Through                          Through
                                        4/30/98                          10/31/97
                            -------------------------------   ------------------------------
                                 Amount           Shares           Amount          Shares
                            ---------------   -------------   ---------------   ------------
Shares sold .............   $1,009,285             95,015     $ 1,822,225          171,757
Shares issued in
 exchange for
 Common Trust
 Fund Assets (see
 Note 1) ................           --                 --      27,203,363        2,562,643
Shares issued in
 reinvestment of
 distributions ..........          157                 14         155,062           14,601
Shares redeemed .........   (1,730,542)          (163,090)     (2,581,533)        (243,458)
                            ----------           --------     -----------        ---------
Net increase (decrease)
 in Trust shares
 outstanding ............   $ (721,100)           (68,061)    $26,599,117        2,505,543
                            ==========           ========     ===========        =========

--------------
* Fund commenced operations.

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:


                                  Accrued
                     Pension      Pension
                    Expenses     Liability
                   ----------   ----------
CVBF ...........     $4,471     $29,589
CVIBF ..........      2,743      18,398
CVSTBF .........        233       1,582

Chase Vista Select Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                 Chase Vista Select
                                -------------------------------------------------------------------------------------
                                                                     Intermediate                  Short-Term
                                         Bond Fund                     Bond Fund                    Bond Fund
                                ---------------------------   ---------------------------   -------------------------
                                  11/01/97        1/1/97*       11/01/97        1/1/97*       11/01/97      1/1/97*
                                   Through        Through        Through        Through       Through       Through
                                  04/30/98       10/31/97       04/30/98       10/31/97       4/30/98       10/31/97
                                ------------   ------------   ------------   ------------   -----------   -----------
Per Share Operating
Performance
Net Asset Value,
Beginning of Period .........     $  41.01       $  40.34       $  10.19       $  10.09      $  10.65       $ 10.62
                                  -------        -------        -------        -------       -------        -------
Income from Investment
Operations:
  Net investment income              1.279          2.308          0.325          0.554         0.330         0.568
  Net gains or losses on
   securities (both
   realized and
   unrealized) ..............       (0.053)         0.667         (0.035)         0.100        (0.064)        0.030
                                  --------       --------       --------       --------      --------       -------
  Total from Investment
   Operations ...............        1.226          2.975          0.290          0.654         0.266         0.598
                                  --------       --------       --------       --------      --------       -------
Distributions to
Shareholders From:
  Dividends from net
   investment income ........        1.274          2.305          0.320          0.554         0.316         0.568

  Net realized gains on
   investment
   transactions .............        0.492             --             --             --            --            --
                                  --------       --------       --------       --------      --------       -------
  Total dividends and
   distributions ............        1.766          2.305          0.320          0.554         0.316         0.568
                                  --------       --------       --------       --------      --------       -------
Net Asset Value, End of
Period ......................     $  40.47       $  41.01       $  10.16       $  10.19      $  10.60       $ 10.65
                                  ========       ========       ========       ========      ========       =======
Total Return ................         3.05%          7.64%          2.88%          6.71%         2.53%         5.82%

Ratios/Supplemental
Data:
  Net assets, end of
   period (000
   omitted) .................     $543,753       $519,788       $338,077       $319,166      $ 25,849       $26,676
Ratios to average net
assets:#
  Ratio of expenses .........         0.03%          0.02%          0.05%          0.06%         0.11%         0.11%
  Ratio of net
   investment income ........         6.34%          6.89%          6.44%          6.67%         6.25%         6.45%
  Ratio of expenses
   without waivers and
   assumption of
   expenses .................         0.50%          0.49%          0.53%          0.54%         0.90%         0.63%
  Ratio of net
   investment income
   without waivers and
   assumption of
   expenses .................         5.87%          6.42%          5.96%          6.19%         5.46%         5.93%
Portfolio turnover rate .....          138%           261%            37%           193%          137%          406%

--------------
* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.
39

[back cover]

Chase Vista Funds Service Center
25 Drydock Avenue, 4th Floor
Boston, MA 02210

Investment Adviser, Administrator,
Shareholder Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Select Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Select Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Select Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

June 1998                                                           CVSFI-3-498